GOING CONCERN (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
GOING CONCERN
Revenue		$ 226
Net loss	$ (1,910,655)
Working capital deficit	$ (1,327,439)